Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31,
	2013	2012	2011
Current income tax expense
U.S. Federal	$1,630	$-	$-
State and local	677	-	-
Total current income tax expense	2,307	-	-

Deferred income tax benefit
U.S. Federal	(85)	-	-
State and local	(20)	-	-
Total deferred income tax benefit	(105)	-	-
Total income tax expense	$2,202	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory income tax rate	35.00%	-%	-%
Increase (decrease) in tax rate resulting from:
State and local income taxes net of federal benefit	0.42%	-%	-%
Non-controlling interests	(33.40)%	-%	-%
Other	0.18%	-%	-%
Effective tax rate	2.20%	-%	-%

Schedule of Deferred Tax Assets and Liabilities

	Year Ended December 31,
	2013	2012
Deferred tax assets
Other	$1	$-
Unrealized loss on available-for-sale securities(1)	21	-
Deferred revenue	104	-
Total deferred tax assets	$126	$-
_____________________________
(1) Included in other comprehensive income.